FlowStone Opportunity Fund
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

	Geographic	Investment				Original
Investment Funds*	Region**	Strategy	Cost	Fair Value	% of Net Assets	Acquisition Date
Primary Investments
Apax X USD, L.P.(a)	Guernsey	Leveraged Buyout	$2,250,730	$2,751,717	0.37%	3/3/2020
Apax XI USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	223,185	248,355	0.03%	6/30/2022
Arlington Capital Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	4,658,478	5,352,606	0.71%	12/15/2023
Audax Private Equity Junior Capital Fund II, L.P.(a)	North America	Private Equity Fund	150,987	144,037	0.02%	7/20/2023
Clayton, Dubilier & Rice Fund XII, L.P.(a)(b)	North America	Leveraged Buyout	2,086,951	2,273,128	0.30%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(a)	North America	Leveraged Buyout	5,769,543	6,432,734	0.86%	10/29/2021
CVC Capital Partners IX (A) L.P.(a)(b)	North America	Leveraged Buyout	39,514	(34,324)	0.00%	6/12/2023
Fin VC Flagship II, LP(a)(b)	North America	Venture	2,346,804	2,637,555	0.35%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout	1,435,559	1,289,593	0.17%	1/31/2022
Kohlberg Investors X, L.P.(a)(b)	North America	Leveraged Buyout	40,159	105,772	0.01%	6/30/2023
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund	3,430,788	3,898,319	0.52%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(a)	North America	Leveraged Buyout	4,698,516	5,119,276	0.68%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	2,103,685	2,757,254	0.37%	4/8/2020
New Mountain Partners VII, L.P.(a)(b)	North America	Leveraged Buyout	38,000	(82,552)	-0.01%	4/8/2020
Platinum Equity Capital Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	3,869,818	3,788,155	0.50%	12/29/2023
Sun Capital Partners VIII-A, L.P.(a)(b)	Cayman	Leveraged Buyout	3,473,813	3,453,743	0.46%	6/30/2022
The Veritas Capital Fund VIII, LP(a)(b)	North America	Leveraged Buyout	7,089,416	7,674,369	1.02%	3/16/2022
Trident Capital IX, L.P.(a)	North America	Leveraged Buyout	2,910,908	3,404,056	0.45%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)	North America	Leveraged Buyout	2,815,192	3,153,697	0.42%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)	North America	Leveraged Buyout	3,912,660	4,331,189	0.58%	1/31/2022
Total Primary Investments (Cost $53,344,706) (7.81%)***				58,698,679

Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout	$501,423	$433,445	0.06%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.(a)	North America	Private Credit	1,794,978	1,135,916	0.15%	10/31/2019
American Securities Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	3,017,317	3,156,031	0.43%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout	169,071	1,733,455	0.24%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout	302,221	2,775,341	0.38%	10/29/2020
Arsenal Capital Partners III-B LP(a)(b)	North America	Leveraged Buyout	2,092,263	808,000	0.11%	1/1/2022
Audax Mezzanine Fund III, L.P.(a)(b)	North America	Private Credit	379,814	642,175	0.09%	6/30/2021
Audax Private Equity Fund III, L.P.(a)(b)	North America	Leveraged Buyout	75	168,472	0.02%	6/30/2023
Audax Private Equity Fund IV, L.P. (Rose)(a)(b)	North America	Leveraged Buyout	38	82,885	0.01%	6/30/2023
Audax Private Equity Fund V-A, L.P.(a)	North America	Leveraged Buyout	13,816,058	13,299,415	1.77%	6/30/2023
Audax Private Equity Fund VI-A, L.P.(a)	North America	Leveraged Buyout	23,875,335	20,428,839	2.73%	6/30/2023
August Capital V, L.P.(a)(b)	North America	Venture	10,066,876	10,850,945	1.45%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture	11,460	915,578	0.13%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture	10,237,574	17,923,890	2.39%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)	North America	Leveraged Buyout	6,685,141	6,522,937	0.87%	10/5/2022
Bain Capital Europe III, L.P.(a)(b)	North America	Leveraged Buyout	190,183	78,640	0.01%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)	North America	Venture	6,653,048	4,014,480	0.53%	6/30/2022
BC European Capital IX, L.P.(a)	Guernsey	Leveraged Buyout	8,692,502	5,170,455	0.69%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout	2,206,908	3,422,201	0.46%	6/10/2021
Brookfield Capital Partners V L.P.(a)	North America	Leveraged Buyout	23,441,282	28,541,656	3.80%	6/30/2023
Caltius Partners IV, L.P.(a)	North America	Private Credit	3,973,205	1,944,095	0.26%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture	190,743	763,783	0.10%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)	United Kingdom	Leveraged Buyout	1,405,173	843,166	0.11%	12/31/2021
Carlyle Partners VI, L.P.(a)	North America	Leveraged Buyout	2,343,529	798,950	0.11%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)(d)	North America	Leveraged Buyout	737,815	146,619	0.02%	9/30/2021
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit	71,891	2,868	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	552,677	1,245,084	0.17%	7/30/2021
Charles River Partnership XIV, LP(a)(b)	North America	Venture	1,012,487	291,550	0.04%	6/30/2022
Clarus Lifesciences II, L.P.(a)	North America	Venture	-	919,632	0.12%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(a)	North America	Leveraged Buyout	6,312,347	3,161,569	0.42%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture	4,933,543	9,464,157	1.26%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(a)	North America	Leveraged Buyout	4,675,798	3,794,933	0.50%	12/31/2021
CRG Partners III (Holdings I) L.P.(a)(c)	North America	Private Credit	390,900	333,309	0.04%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(c)(d)	North America	Venture	338,990	344,282	0.05%	1/1/2020
CVC Capital Partners VI (b) L.P.(a)(b)	Jersey	Leveraged Buyout	5,291,228	3,778,294	0.50%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture	294,908	326,800	0.04%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout	1,430,652	486,171	0.06%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)(c)	North America	Leveraged Buyout	1,497,477	9,680,895	1.29%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout	1,305,368	1,306,705	0.17%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture	128,580	4,718	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(a)(b)	North America	Private Credit	1,464,069	2,437,785	0.32%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture	3,674,232	7,617,590	1.01%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(a)(c)	Cayman	Venture	1,900,626	4,687,010	0.62%	6/30/2022
Flexpoint Fund II, L.P.(a)(c)(e)	North America	Venture	1,726,292	2,645,075	0.35%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)	North America	Venture	10,938,653	9,366,770	1.25%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout	—	554,851	0.07%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout	—	202,751	0.03%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout	—	779,359	0.10%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)	North America	Leveraged Buyout	6,408,616	4,680,622	0.62%	12/31/2021
GTCR Evergreen Fund I/C LP(a)	North America	Leveraged Buyout	5,151,260	6,978,079	0.93%	3/31/2023
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout	1,571,692	956,048	0.13%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)(c)	Luxembourg	Leveraged Buyout	1,574,199	14,020,271	1.87%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(a)(b)	Luxembourg	Leveraged Buyout	23,005,267	37,760,848	5.02%	9/26/2022
Icon Partners IV, L.P.(a)	North America	Leveraged Buyout	8,478,653	8,350,327	1.11%	5/21/2021
Icon Partners V C, L.P.(a)	North America	Leveraged Buyout	7,494,294	9,573,262	1.27%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout	83,039	155,535	0.02%	12/31/2021
Institutional Venture Partners XIV, L.P.(a)(b)(c)	North America	Venture	2,426,365	784,284	0.10%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(c)	Jersey	Private Credit	297,818	773,561	0.10%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	2,800,367	5,144,521	0.68%	10/27/2021
JK&B Capital V, L.P.(a)(b)(d)	North America	Venture	148,521	6,672	0.00%	12/31/2019
KKR Americas Fund XII L.P. (Ranger)(a)	North America	Leveraged Buyout	3,861,267	4,756,435	0.63%	3/28/2024
KKR Americas Fund XII L.P. (ST)(a)(b)	North America	Leveraged Buyout	19,181,018	23,005,638	3.06%	3/28/2024
KKR Asian Fund III L.P.(a)(b)	North America	Leveraged Buyout	3,808,972	5,277,404	0.70%	3/28/2024
KKR Health Care Strategic Growth Fund L.P.(a)(b)	North America	Leveraged Buyout	2,065,727	2,591,034	0.34%	3/28/2024
KKR North America Fund XI L.P.(a)	North America	Leveraged Buyout	1,395,536	1,833,432	0.24%	3/28/2024
Kohlberg TE Investors VIII-B, L.P.(a)(b)	North America	Leveraged Buyout	25,625,133	31,935,750	4.25%	12/30/2022
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout	9,562,498	11,818,173	1.57%	6/27/2022
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout	1,768,488	2,876,934	0.38%	12/31/2020
Littlejohn Fund IV, LP(a)(c)	North America	Leveraged Buyout	267,624	816,834	0.11%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(b)(c)(f)	Western Europe	Leveraged Buyout	1,877,051	1,414,116	0.19%	3/31/2022
MDCP Insurance SPV, L.P.(a)(b)	North America	Leveraged Buyout	8,996,189	13,754,770	1.83%	4/24/2023
MDV IX, L.P.(a)(b)	North America	Venture	6,134,654	7,920,775	1.05%	12/31/2020
Milestone Partners FS LP(a)(b)	North America	Leveraged Buyout	1,537,850	532,327	0.07%	12/31/2021
Milestone Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	1,610,840	1,663,215	0.22%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture	203,481	444,712	0.06%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)(c)	Western Europe	Fund of Funds	1,743,429	2,301,164	0.31%	1/18/2022
New Enterprise Associates 13, L.P.(a)(b)	North America	Venture	5,571,838	3,420,472	0.46%	1/3/2023
Northstar Mezzanine Partners V, L.P.(a)	North America	Private Credit	1,681,184	239,739	0.03%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(a)	North America	Private Credit	636,592	396,158	0.05%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit	1,149,338	902,399	0.12%	11/1/2021
Onex Partners III LP(a)	North America	Leveraged Buyout	479,844	770,088	0.10%	10/1/2021
Park Square Capital Partners II, L.P.(a)	Guernsey	Private Credit	1,680,967	1,655,277	0.22%	6/30/2021
Parthenon Investors III, L.P.(a)(b)	North America	Leveraged Buyout	434,543	763,844	0.10%	12/31/2019
Peepul Capital Fund II LLC(a)(b)(c)	Mauritius	Venture	780,497	1,684,303	0.22%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)	North America	Leveraged Buyout	8,714,061	10,160,000	1.35%	12/14/2021
Permira V(a)(b)(c)	Guernsey	Leveraged Buyout	5,842,929	3,009,185	0.40%	2/1/2022
Platinum Equity Capital Partners III, L.P.(a)(b)	North America	Leveraged Buyout	1,126,084	633,211	0.08%	3/31/2022
Point 406 Ventures I, L.P.(a)(b)	North America	Venture	1,865,426	568,131	0.08%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout	9,713,496	5,857,855	0.78%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout	6,454,213	8,734,451	1.16%	12/15/2021
Redpoint Ventures IV, L.P.(a)(b)	North America	Venture	3,020,976	1,130,999	0.15%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture	922,119	1,172,676	0.16%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)(c)	North America	Leveraged Buyout	1,261,144	1,294,383	0.17%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(a)	North America	Leveraged Buyout	177,314	423,527	0.06%	6/30/2021
Roark Capital Partners CF LP(a)	North America	Leveraged Buyout	11,587,286	17,911,361	2.38%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout	1,965,288	1,322,136	0.18%	12/8/2020
SEI Holding I LP(a)(b)	North America	Leveraged Buyout	923,762	1,506,645	0.20%	3/31/2022
StepStone Real Estate Partners III, L.P.(a)(c)	North America	Fund of Funds	75,166	114,230	0.02%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout	2,862,321	2,569,612	0.34%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit	694,505	596,382	0.08%	6/30/2021
TA XII-B, L.P.(a)	North America	Leveraged Buyout	14,892,626	15,146,699	2.02%	6/30/2023
TA Subordinated Debt Fund III, L.P.(a)	North America	Private Credit	86,573	76,735	0.01%	7/30/2021
The Peninsula Fund V, L.P.(a)	North America	Private Credit	8,119,382	5,144,246	0.68%	7/1/2021
The Resolute Fund III, L.P.(a)(b)	North America	Leveraged Buyout	1,929,159	2,478,056	0.33%	12/31/2021
The Veritas Capital Partners IV, LP(a)(b)	North America	Leveraged Buyout	28,583	21,239	0.00%	1/1/2022
TowerBrook Investors IV (OS), L.P.(a)	North America	Leveraged Buyout	3,970,632	1,865,781	0.25%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout	85,988	77,098	0.01%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(a)	North America	Leveraged Buyout	617,413	905,359	0.12%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)	North America	Leveraged Buyout	288,179	219,662	0.03%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture	6,545,505	695,232	0.09%	12/31/2020
Vestar Capital Partners Rainforest, L.P.(a)(b)	North America	Leveraged Buyout	6,350,226	8,206,184	1.09%	4/5/2024
Warburg Pincus Financial Sector, L.P.(a)	North America	Leveraged Buyout	17,915,568	16,546,521	2.20%	6/30/2022
Warburg Pincus Global Growth L.P.(a)	North America	Leveraged Buyout	14,630,721	24,510,487	3.26%	6/30/2022
Warburg Pincus Global Growth L.P. (ST)(a)	North America	Leveraged Buyout	19,919,728	24,510,487	3.26%	3/21/2024
Warburg Pincus Private Equity XII, L.P.(a)(b)	North America	Leveraged Buyout	15,382,378	13,662,515	1.82%	6/30/2022
WP Global Growth 14 Partners, L.P. (Ranger)(a)(b)	North America	Leveraged Buyout	1,045,138	1,290,767	0.17%	3/27/2024
WP Global Growth Partners L.P. (Ranger)(a)(b)	North America	Leveraged Buyout	2,429,873	3,049,482	0.41%	3/27/2024
WP XI Partners, L.P.(a)(b)	North America	Leveraged Buyout	951,974	1,131,882	0.15%	3/27/2024
Total Secondary Investments (Cost $504,615,137) (76.98%)***				578,535,766
Total Investment Funds (Cost $557,959,843) (84.79%)***				$637,234,445

Short-Term Investment (15.53%)***			Shares		Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 5.14% (g)			116,704,074		$116,704,074
Total Money Market Fund (Cost $116,704,074) (15.53%)***					$116,704,074

Total Investments (Cost $674,663,917) (100.32%)***					$753,938,519
Liabilities in excess of other assets (-0.32%)***					(2,437,637)
Net Assets - 100.00%***					$751,500,882

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
**	The geographic region disclosed is based on where each Investment Fund is domiciled.

*** As a percentage of total net assets.

(a)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.
(b)	Non-income producing.
(c)	Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.
(d)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(e)	This investment is made through the wholly owned subsidiary FlowStone Opportunity Fund (Blocker), LLC the “Subsidiary”.
(f)	The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.
(g)	The rate quoted is the annualized seven-day yield of the fund at the period end.